Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and contingencies
Lease commitments	¥ 3,755	¥ 68,844	¥ 79,158
Commitments for promotion and other operating expenses	1,467,867	1,915,113	21,864
Commitments for property and equipment and intangible assets purchase	¥ 460,661
Minimum
Commitments and contingencies
Lease term	1 year
Maximum
Commitments and contingencies
Lease term	9 years
To be recovered within 12 months
Commitments and contingencies
Lease commitments	¥ 552	48,924	29,318
Commitments for promotion and other operating expenses	501,046	485,506	13,377
Commitments for property and equipment and intangible assets purchase	460,661
1-3 Years
Commitments and contingencies
Lease commitments	1,371	18,110	45,408
Commitments for promotion and other operating expenses	960,321	956,393	8,487
3-5 Years
Commitments and contingencies
Lease commitments	968	1,773	3,854
Commitments for promotion and other operating expenses	6,500	473,214
Over 5 years
Commitments and contingencies
Lease commitments	¥ 864	¥ 37	¥ 578